Subscription Agreement (Details) - Schedule of Assumptions Used in Monte-Carlo Model, Which Utilizes Level 3 Inputs - Level 3 Inputs [Member]	Mar. 31, 2024	Dec. 31, 2023
Exercise Price [Member]
Schedule of Assumptions Used in Monte-Carlo Model, Which Utilizes Level 3 Inputs [Line Items]
Assumptions Level 3 inputs	0.25	0.25
Term (years) [Member]
Schedule of Assumptions Used in Monte-Carlo Model, Which Utilizes Level 3 Inputs [Line Items]
Assumptions Level 3 inputs	1.12	1.2
Expected Stock Price Volatility [Member]
Schedule of Assumptions Used in Monte-Carlo Model, Which Utilizes Level 3 Inputs [Line Items]
Assumptions Level 3 inputs	95	95
Risk-free Rate of Interest [Member]
Schedule of Assumptions Used in Monte-Carlo Model, Which Utilizes Level 3 Inputs [Line Items]
Assumptions Level 3 inputs	4.95	4.64